Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 50.0%
Automobiles - 1.5%
General Motors Co.	82,500	$ 4,181,100
Honda Motor Co., Ltd., ADR (A)	10,000	264,800

		4,445,900

Banks - 2.0%
JPMorgan Chase & Co.	45,000	5,790,150

Biotechnology - 1.9%
AbbVie, Inc.	55,000	5,636,400

Building Products - 1.7%
Carrier Global Corp.	65,000	2,502,500
Fortune Brands Home & Security, Inc.	10,000	862,500
Johnson Controls International PLC	35,000	1,743,700

		5,108,700

Capital Markets - 1.8%
Blackstone Group, Inc., Class A	30,000	2,015,700
Morgan Stanley	50,000	3,352,500

		5,368,200

Chemicals - 1.1%
LyondellBasell Industries NV, Class A	38,000	3,258,880

Communications Equipment - 1.1%
Cisco Systems, Inc.	75,000	3,343,500

Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	20,000	1,095,000

Electric Utilities - 0.9%
Duke Energy Corp.	15,000	1,410,000
PPL Corp.	45,000	1,245,150

		2,655,150

Equity Real Estate Investment Trusts - 0.7%
STORE Capital Corp.	70,008	2,171,648

Food & Staples Retailing - 1.3%
Walmart, Inc.	27,500	3,863,475

Health Care Providers & Services - 1.7%
CVS Health Corp.	70,000	5,015,500

Hotels, Restaurants & Leisure - 0.9%
McDonald’s Corp.	12,500	2,598,000

Household Durables - 1.6%
D.R. Horton, Inc.	32,500	2,496,000
Garmin, Ltd.	20,000	2,297,200

		4,793,200

Insurance - 2.6%
Allstate Corp.	13,600	1,457,648
Fidelity National Financial, Inc.	110,000	3,993,000
MetLife, Inc.	45,000	2,166,750

		7,617,398

Interactive Media & Services - 2.3%
Alphabet, Inc., Class C (B)	3,750	6,884,025

	Shares	Value
COMMON STOCKS (continued)
Machinery - 0.4%
Pentair PLC	20,000	$ 1,089,200

Mortgage Real Estate Investment Trusts - 1.8%
AGNC Investment Corp.	110,000	1,716,000
Annaly Capital Management, Inc.	264,350	2,146,522
Blackstone Mortgage Trust, Inc., Class A	54,925	1,464,300

		5,326,822

Multi-Utilities - 0.9%
Dominion Energy, Inc.	35,000	2,551,150

Multiline Retail - 1.4%
Target Corp.	22,500	4,076,325

Oil, Gas & Consumable Fuels - 0.4%
BP PLC, ADR	55,000	1,222,100

Pharmaceuticals - 4.3%
Bristol-Myers Squibb Co.	75,000	4,607,250
GlaxoSmithKline PLC, ADR	25,000	931,250
Johnson & Johnson	15,000	2,446,950
Merck & Co., Inc.	50,000	3,853,500
Pfizer, Inc.	25,000	897,500
Viatris, Inc. (B)	3,101	52,686

		12,789,136

Semiconductors & Semiconductor Equipment - 4.3%
Broadcom, Inc.	15,000	6,757,500
QUALCOMM, Inc.	38,375	5,997,245

		12,754,745

Software - 2.8%
Microsoft Corp.	35,750	8,292,570

Specialty Retail - 2.5%
Dick’s Sporting Goods, Inc.	12,500	837,625
Foot Locker, Inc.	50,050	2,193,191
Lowe’s Cos., Inc.	26,275	4,383,984

		7,414,800

Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	120,000	15,835,200
Seagate Technology PLC	54,607	3,610,615

		19,445,815

Tobacco - 1.1%
Philip Morris International, Inc.	40,000	3,186,000

Total Common Stocks (Cost $107,805,227)		147,793,789

PREFERRED STOCKS - 5.8%
Automobiles - 0.2%
Ford Motor Co.,
6.20% (A)	20,000	526,000

Banks - 1.4%
BancorpSouth Bank,
Series A, 5.50% (A)	40,000	1,048,000
Citigroup, Inc.,
Series J, Fixed until 09/30/2023, 7.13% (A) (C)	12,000	335,880
Dime Community Bancshares, Inc.,
Series A, 5.50% (A)	45,000	1,141,200

Transamerica Funds	Page 1

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Banks (continued)
KeyCorp,
Series F, 5.65%	17,451	$ 465,593
Wells Fargo & Co.,
Series Q, Fixed until 09/15/2023, 5.85% (C)	40,000	1,058,800

		4,049,473

Diversified Financial Services - 0.2%
Voya Financial, Inc.,
Series B, Fixed until 09/15/2029, 5.35% (A) (C)	19,547	543,407

Equity Real Estate Investment Trusts - 0.5%
Colony Capital, Inc.,
Series G, 7.50%	8,250	196,928
Monmouth Real Estate Investment Corp.,
Series C, 6.13%	50,000	1,264,000

		1,460,928

Insurance - 1.2%
Aspen Insurance Holdings, Ltd.,
5.63% (A)	20,000	517,600
Athene Holding, Ltd.,
Series A, Fixed until 06/30/2029, 6.35% (A) (C)	35,000	1,001,700
Enstar Group, Ltd.,
Series E, 7.00% (A)	60,000	1,610,400
Globe Life, Inc.,
6.13%	20,000	512,800

		3,642,500

Mortgage Real Estate Investment Trusts - 1.7%
AGNC Investment Corp.,
Series E, Fixed until 10/15/2024, 6.50% (C)	63,100	1,541,533
Annaly Capital Management, Inc.,
Series F, Fixed until 09/30/2022, 6.95% (C)	62,000	1,546,280
Dynex Capital, Inc.,
Series C, Fixed until 04/15/2025, 6.90% (C)	45,000	1,121,850
Two Harbors Investment Corp.,
Series B, Fixed until 07/27/2027, 7.63% (C)	39,800	927,340

		5,137,003

Real Estate Management & Development - 0.3%
Brookfield Property Partners, LP,
Series A-1, 6.50%	39,500	976,835

Wireless Telecommunication Services - 0.3%
U.S. Cellular Corp.,
5.50% (B)	30,000	755,100

Total Preferred Stocks (Cost $16,944,467)		17,091,246

EXCHANGE-TRADED FUND - 0.7%
U.S. Fixed Income Fund - 0.7%
iShares iBoxx High Yield Corporate Bond ETF (A)	22,500	1,956,825

Total Exchange-Traded Fund (Cost $1,962,787)		1,956,825

	Shares	Value
MASTER LIMITED PARTNERSHIP - 0.4%
Capital Markets - 0.4%
AllianceBernstein Holding, LP	35,000	$ 1,237,250

Total Master Limited Partnership (Cost $679,990)		1,237,250

	Principal	Value

CORPORATE DEBT SECURITIES - 42.1%
Aerospace & Defense - 0.3%
TransDigm, Inc.
5.50%, 11/15/2027	$ 750,000	773,820

Air Freight & Logistics - 0.2%
XPO Logistics, Inc.
6.13%, 09/01/2023 (D)	500,000	509,850

Auto Components - 1.9%
Clarios Global, LP / Clarios US Finance Co.
6.25%, 05/15/2026 (D)	1,750,000	1,863,732
8.50%, 05/15/2027 (D)	1,250,000	1,323,750
Cooper Tire & Rubber Co.
7.63%, 03/15/2027	79,000	93,583
Dana, Inc.
5.38%, 11/15/2027	1,750,000	1,837,500
Goodyear Tire & Rubber Co.
7.00%, 03/15/2028	475,000	535,059

		5,653,624

Automobiles - 0.9%
General Motors Co.
6.80%, 10/01/2027	500,000	642,234
Tesla, Inc.
5.30%, 08/15/2025 (D)	2,000,000	2,081,900

		2,724,134

Building Products - 0.5%
Builders FirstSource, Inc.
6.75%, 06/01/2027 (D)	900,000	968,625
JELD-WEN, Inc.
4.88%, 12/15/2027 (D)	400,000	420,000

		1,388,625

Capital Markets - 1.6%
BCD Acquisition, Inc.
9.63%, 09/15/2023 (D)	2,565,000	2,628,048
Compass Group Diversified Holdings LLC
8.00%, 05/01/2026 (D)	2,000,000	2,101,900

		4,729,948

Chemicals - 1.3%
Chemours Co.
5.75%, 11/15/2028 (A) (D)	1,700,000	1,759,508
Methanex Corp.
5.13%, 10/15/2027 (A)	500,000	520,360
5.25%, 12/15/2029	1,500,000	1,570,313

		3,850,181

Commercial Services & Supplies - 1.5%
Cimpress PLC
7.00%, 06/15/2026 (D)	2,350,000	2,470,438

Transamerica Funds	Page 2

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Herc Holdings, Inc.
5.50%, 07/15/2027 (D)	$ 1,500,000	$ 1,581,300
Stena International SA
6.13%, 02/01/2025 (D)	300,000	294,300

		4,346,038

Communications Equipment - 1.0%
CommScope Technologies LLC
6.00%, 06/15/2025 (D)	866,000	883,320
CommScope, Inc.
7.13%, 07/01/2028 (D)	1,500,000	1,596,008
8.25%, 03/01/2027 (D)	500,000	537,500

		3,016,828

Construction & Engineering - 1.1%
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp.
6.25%, 09/15/2027 (A) (D)	1,300,000	1,371,500
Forestar Group, Inc.
5.00%, 03/01/2028 (D)	1,750,000	1,822,188
New Enterprise Stone & Lime Co., Inc.
6.25%, 03/15/2026 (D)	200,000	206,000

		3,399,688

Construction Materials - 1.5%
Cemex SAB de CV
5.45%, 11/19/2029 (D)	1,500,000	1,640,250
7.38%, 06/05/2027 (D)	500,000	564,250
Norbord, Inc.
5.75%, 07/15/2027 (D)	2,000,000	2,151,250
US Concrete, Inc.
6.38%, 06/01/2024	102,000	104,677

		4,460,427

Consumer Finance - 1.3%
Altice Financing SA
7.50%, 05/15/2026 (D)	1,050,000	1,101,188
Credit Acceptance Corp.
5.13%, 12/31/2024 (D)	500,000	513,750
6.63%, 03/15/2026 (A)	250,000	265,000
Enova International, Inc.
8.50%, 09/15/2025 (D)	2,000,000	1,950,000

		3,829,938

Diversified Consumer Services - 0.8%
Carriage Services, Inc.
6.63%, 06/01/2026 (D)	2,261,000	2,392,726

Diversified Financial Services - 1.0%
Cornerstone Chemical Co.
6.75%, 08/15/2024 (D)	1,000,000	902,500
ILFC E-Capital Trust I
1.55% + Max of 3-Month LIBOR, 10-Year CMT, or 30-Year CMT, 3.23% (C), 12/21/2065 (D)	900,000	697,680
Quicken Loans LLC
5.25%, 01/15/2028 (D)	1,250,000	1,334,375

		2,934,555

Diversified Telecommunication Services - 0.5%
Zayo Group Holdings, Inc.
6.13%, 03/01/2028 (D)	1,500,000	1,560,251

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 0.5%
Drax Finco PLC
6.63%, 11/01/2025 (D)	$ 1,371,000	$ 1,424,126

Electrical Equipment - 0.4%
WESCO Distribution, Inc.
7.13%, 06/15/2025 (D)	1,000,000	1,090,000

Electronic Equipment, Instruments & Components - 0.1%
MTS Systems Corp.
5.75%, 08/15/2027 (D)	300,000	325,860

Energy Equipment & Services - 2.7%
Archrock Partners, LP / Archrock Partners Finance Corp.
6.25%, 04/01/2028 (D)	1,500,000	1,531,890
Enviva Partners, LP / Enviva Partners Finance Corp.
6.50%, 01/15/2026 (D)	3,800,000	4,003,490
Genesis Energy, LP / Genesis Energy Finance Corp.
8.00%, 01/15/2027	2,000,000	1,900,000
Transocean Sentry, Ltd.
5.38%, 05/15/2023 (D)	720,495	659,253

		8,094,633

Equity Real Estate Investment Trusts - 0.4%
GEO Group, Inc.
5.13%, 04/01/2023	750,000	641,250
5.88%, 01/15/2022	650,000	614,250

		1,255,500

Food & Staples Retailing - 1.0%
Fresh Market, Inc.
9.75%, 05/01/2023 (D)	2,000,000	2,067,500
United Natural Foods, Inc.
6.75%, 10/15/2028 (D)	750,000	793,275

		2,860,775

Food Products - 0.9%
B&G Foods, Inc.
5.25%, 04/01/2025	1,184,000	1,217,827
Chobani LLC / Chobani Finance Corp., Inc.
4.63%, 11/15/2028 (D)	500,000	510,000
Pilgrim’s Pride Corp.
5.75%, 03/15/2025 (D)	1,000,000	1,022,600

		2,750,427

Hotels, Restaurants & Leisure - 3.5%
Boyd Gaming Corp.
6.00%, 08/15/2026	1,650,000	1,705,688
Cinemark USA, Inc.
4.88%, 06/01/2023	1,000,000	961,250
Marriott Ownership Resorts, Inc.
4.75%, 01/15/2028	750,000	755,625
NCL Corp., Ltd.
5.88%, 03/15/2026 (D)	1,800,000	1,782,000
Scientific Games International, Inc.
7.00%, 05/15/2028 (D)	2,350,000	2,491,000
8.25%, 03/15/2026 (D)	1,000,000	1,057,385
VOC Escrow, Ltd.
5.00%, 02/15/2028 (D)	866,000	840,340
Wyndham Destinations, Inc.
6.60%, 10/01/2025	650,000	723,125

		10,316,413

Transamerica Funds	Page 3

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Durables - 0.7%
LGI Homes, Inc.
6.88%, 07/15/2026 (A) (D)	$ 2,026,000	$ 2,139,963

Industrial Conglomerates - 0.6%
General Electric Co.
3-Month LIBOR + 3.33%, 3.55% (C), 03/15/2021 (E)	2,000,000	1,889,080

IT Services - 0.9%
Leidos, Inc.
7.13%, 07/01/2032	1,800,000	2,529,504

Leisure Products - 0.6%
Mattel, Inc.
5.88%, 12/15/2027 (D)	1,500,000	1,654,095

Machinery - 1.7%
GrafTech Finance, Inc.
4.63%, 12/15/2028 (D)	1,000,000	1,012,500
JB Poindexter & Co., Inc.
7.13%, 04/15/2026 (D)	250,000	266,250
Meritor, Inc.
6.25%, 02/15/2024	560,000	568,050
Mueller Industries, Inc.
6.00%, 03/01/2027	1,400,000	1,428,000
Terex Corp.
5.63%, 02/01/2025 (D)	1,150,000	1,177,312
Wabash National Corp.
5.50%, 10/01/2025 (D)	500,000	510,000

		4,962,112

Marine - 0.1%
Tidewater, Inc.
8.00%, 08/01/2022	393,528	378,279

Media - 0.7%
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026 (D)	1,250,000	1,009,375
6.63%, 08/15/2027 (A) (D)	1,500,000	952,500

		1,961,875

Metals & Mining - 2.3%
Allegheny Technologies, Inc.
5.88%, 12/01/2027 (A)	2,452,000	2,574,882
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027	1,000,000	1,037,500
First Quantum Minerals, Ltd.
6.88%, 10/15/2027 (A) (D)	800,000	862,944
Kaiser Aluminum Corp.
6.50%, 05/01/2025 (D)	1,200,000	1,281,000
U.S. Steel Corp.
6.88%, 08/15/2025	1,000,000	985,505

		6,741,831

Mortgage Real Estate Investment Trusts - 0.3%
AG Issuer LLC
6.25%, 03/01/2028 (D)	1,000,000	1,044,890

Multiline Retail - 0.7%
Dillard’s, Inc.
7.00%, 12/01/2028	230,000	250,692
7.75%, 07/15/2026	1,150,000	1,301,921
7.88%, 01/01/2023	350,000	381,444

		1,934,057

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 1.4%
Blue Racer Midstream LLC / Blue Racer Finance Corp.
7.63%, 12/15/2025 (D)	$ 1,310,000	$ 1,386,150
Hess Midstream Operations, LP
5.13%, 06/15/2028 (D)	1,000,000	1,037,800
ONEOK Partners, LP
6.85%, 10/15/2037	1,000,000	1,294,165
Valero Energy Corp.
8.75%, 06/15/2030	300,000	417,138

		4,135,253

Personal Products - 0.7%
HLF Financing SARL LLC / Herbalife International, Inc.
7.25%, 08/15/2026 (D)	2,000,000	2,111,870

Pharmaceuticals - 0.2%
Bausch Health Cos., Inc.
5.25%, 01/30/2030 (A) (D)	500,000	516,280

Real Estate Management & Development - 1.3%
Five Point Operating Co., LP / Five Point Capital Corp.
7.88%, 11/15/2025 (D)	1,805,000	1,906,531
Kennedy-Wilson, Inc.
5.88%, 04/01/2024	1,000,000	1,014,700
Realogy Group LLC / Realogy Co-Issuer Corp.
5.75%, 01/15/2029 (D)	800,000	817,000

		3,738,231

Road & Rail - 1.8%
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/2025 (D)	350,000	362,250
6.75%, 03/15/2022 (D)	723,000	723,000
9.75%, 08/01/2027 (D)	1,500,000	1,696,050
Uber Technologies, Inc.
8.00%, 11/01/2026 (D)	2,450,000	2,639,875

		5,421,175

Specialty Retail - 1.8%
Carvana Co.
5.88%, 10/01/2028 (D)	2,520,000	2,617,650
L Brands, Inc.
6.69%, 01/15/2027	1,000,000	1,120,000
6.88%, 07/01/2025 (D)	500,000	544,473
Lithia Motors, Inc.
5.25%, 08/01/2025 (D)	1,000,000	1,037,500

		5,319,623

Technology Hardware, Storage & Peripherals - 0.4%
Dell International LLC / EMC Corp.
8.10%, 07/15/2036 (D)	750,000	1,094,999

Textiles, Apparel & Luxury Goods - 0.3%
PVH Corp.
7.75%, 11/15/2023	100,000	117,106
Wolverine World Wide, Inc.
5.00%, 09/01/2026 (D)	800,000	818,000

		935,106

Transamerica Funds	Page 4

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.7%
Altice France SA
7.38%, 05/01/2026 (D)	$ 2,000,000	$ 2,096,020

Total Corporate Debt Securities (Cost $121,550,889)		124,292,610

	Shares	Value
OTHER INVESTMENT COMPANY - 1.7%
Securities Lending Collateral - 1.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.06% (F)	5,044,776	5,044,776

Total Other Investment Company (Cost $5,044,776)		5,044,776

	Principal	Value
REPURCHASE AGREEMENT - 0.1%
Fixed Income Clearing Corp., 0.00% (F), dated 01/29/2021, to be repurchased at $231,798 on 02/01/2021. Collateralized by a U.S. Government Obligation, 1.50%, due 02/28/2023, and with a value of $236,522.	$ 231,798	231,798

Total Repurchase Agreement (Cost $231,798)		231,798

Total Investments (Cost $254,219,934)		297,648,294
Net Other Assets (Liabilities) - (0.8)%		(2,410,087)

Net Assets - 100.0%		$ 295,238,207

Transamerica Funds	Page 5

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$147,793,789	$—	$—	$147,793,789
Preferred Stocks	17,091,246	—	—	17,091,246
Exchange-Traded Fund	1,956,825	—	—	1,956,825
Master Limited Partnership	1,237,250	—	—	1,237,250
Corporate Debt Securities	—	124,292,610	—	124,292,610
Other Investment Company	5,044,776	—	—	5,044,776
Repurchase Agreement	—	231,798	—	231,798

Total Investments	$173,123,886	$124,524,408	$—	$297,648,294

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $10,648,317, collateralized by cash collateral of $5,044,776 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $5,834,045. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Floating or variable rate securities. The rates disclosed are as of January 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the total value of 144A securities is $92,143,083, representing 31.2% of the Fund’s net assets.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Rates disclosed reflect the yields at January 31, 2021.
(G)	There were no transfers in or out of Level 3 during the period ended January 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate

Transamerica Funds	Page 6

Transamerica Multi-Asset Income

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

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